Summary of Secured / Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Guaranteed by Hanwha Chemical Corporation ("Hanwha Chemical") CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by the Group's equipment CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 628,350	3,914,682	3,359,228	1,131,390	1,003,782	2,161,625	634,773	628,550	404,305	441,495	111,882	126,018	630,090